Non-Controlling Interest (Tables)	12 Months Ended
Jun. 30, 2024
Non-controlling Interest
Summary of non-controlling interest allocated
	June 30, 2024 % ownership held by NCI	June 30, 2023 % ownership held by NCI
2467264 Ontario Inc.	49.9%	49.9%
Solar Alliance DevCo LLC	-	67%
OFIT GM Inc.	49.9%	-
OFIT R Inc.	49.9%	-

Summary of Financial Information for the Subsidiaries of Non-controlling Interests

	2467264 Ontario Inc.		Solar Alliance DevCo LLC		OFIT GM Inc.		OFIT RT Inc.		Total
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

Current assets	2,343	6,874,801		588,992	560,757	-	159,990	-	723,090	7,463,793
Non-current assets	-	-		1,878,938	4,237,485	-	1,767,508	-	6,004,993	1,878,938
	2,343	6,874,801	-	2,467,930	4,798,242	-	1,927,498	-	6,728,083	9,342,731

Current liabilities	927,790	1,617,782		25,851	770,469	-	98,215	-	1,796,474	1,643,633
Non-current liabilities	-	-		-	4,039,128	-	1,569,411	-	5,608,539	-
	927,790	1,617,782	-	25,851	4,809,597	-	1,667,626	-	7,405,013	1,643,633

Non-controlling interest	(44,717)	(44,717)		283,122	1,766,009	-	639,641	-	2,360,933	238,405

Revenue	-	-	30,965	-	366,429	-	142,665	-	540,059	-

Profit (loss) for the year attributable to the owners of the parent	156,173	5,376,027	36,366	-	(79,851)	-	(30,138)	-	82,550	5,376,027
Profit (loss) for the year attributable to NCIs	-	-	7,023	-	(80,171)	-	(30,259)	-	(103,407)	-
	156,173	5,376,027	43,389	-	(160,022)	-	(60,397)	-	(20,857)	5,376,027

Other comprehensive income for the year:
Attributable to the owners of the parent	-	-	9,327	-	-	-	-	-	9,327	-
Attributable to NCIs	-	-	8,172	-	-	-	-	-	8,172	-
	-	-	17,499	-	-	-	-	-	17,499	-

Total comprehensive income for the year attributable to the owners of the parent	156,173	5,376,027	45,693	-	(79,851)	-	(30,138)	-	91,877	5,376,027
Total comprehensive income for the year attributable to NCIs	-	-	15,195	-	(80,171)	-	(30,259)	-	(95,235)	-
	156,173	5,376,027	60,888	-	(160,022)	-	(60,397)	-	(3,358)	5,376,027

Net cash from operating activities	1,855	488		-	434,447	-	25,059	-	461,361	488
Net cash from investing activities	-	-		-	242,885	-	200,780	-	443,665	-
Net cash used in financing activities	-	-		-	(289,174)	-	(105,955)	-	(395,129)	-